Consolidated statement of comprehensive loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Loss for the year	$ (417,060)	$ (392,567)	$ (212,393)
Items that may be reclassified to consolidated statement of operations in subsequent periods (net of tax):
Exchange differences from translation of foreign operations	10,935	(96,997)	(71,961)
Fair value changes on Convertible Notes attributable to changes in credit risks	(72,656)
Total other comprehensive loss for the year	(61,721)	(96,997)	(71,961)
Total comprehensive loss for the year	(478,781)	(489,564)	(284,354)
Attributable to:
Shareholders of the parent	(478,595)	$ (489,564)	$ (284,354)
Non-controlling interests	$ (186)